STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Reconciliation of Share Activity
A rollforward of share activity as of December 31, 2021 and December 31, 2020 was as follows:

Amount
(In thousands)
Outstanding shares as of December 31, 2019	410,525
Share issued related to equity compensation	200
Outstanding shares as of December 31, 2020	410,725
Share issued related to equity compensation	4,545
Cancellation of treasury shares	(22,000)
Total Produce share exchange	(337,088)
Shares issued to the C&C Parties	11,917
Primary IPO Transaction issuance	25,000
Secondary issuance	1,779
Balance as of December 31, 2021	94,878

Summary of Stock Option Valuation Assumptions
The following table summarizes the assumptions used for estimating the fair values of the stock options:

Assumption	December 31, 2021

Risk free interest rate	0.9%
Expected volatility	32.5%
Dividend yield	1.5%
Expected term (years)	6.5

Summary of Dividends Declared and Paid
The following table summarizes total dividends per share declared for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

Dividend	Paid Date	Amount (per share)

		(U.S. Dollars)
2020 Declared Final Dividend	5/28/2021	$0.03
2020 Declared Interim Dividend	1/29/2021	$0.01
2019 Declared Final Dividend	9/2/2020	$0.03
2019 Declared Interim Dividend	10/11/2019	$0.01
2018 Declared Final Dividend	6/6/2019	$0.03
The following table summarizes total dividends paid for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars in thousands)
Dividends	$(17,092)	$(11,875)	$(14,919)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the
changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the years ended December 31, 2021 and December 31, 2020:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2019	$—	$(65,065)	$(66,539)	$(131,604)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(2,578)	(13,675)	17,759	1,506
Amounts reclassified from accumulated other comprehensive loss	—	1,295	—	1,295
Net other comprehensive income (loss) attributable to Dole plc	(2,578)	(12,380)	17,759	2,801
Balance as of December 31, 2020	$(2,578)	$(77,445)	$(48,780)	$(128,803)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	14,948	1,783	(27,669)	(10,938)
Amounts reclassified from accumulated other comprehensive loss	(3,739)	378	1,721	(1,640)
Reclassification of pension activity*	—	15,462	—	15,462
Net other comprehensive income (loss) attributable to Dole plc	11,209	17,623	(25,948)	2,884
Balance at December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
*See Note 2 “Basis of Presentation and Summary of Significant Accounting Policies” for details on the reclassification of pension activity.